Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 22,044	$ 27,317	$ 18,000
Additions for tax positions related to the current year	2,336	12,321	8,777
Increase foreign currency impact	1,353		1,242
Decrease foreign currency impact		(2,000)
Adjustments for tax positions related tax settlements		(15,576)	(687)
Reduction of reserve for statute expirations	(216)	(18)	(15)
Balance at end of year	$ 25,517	$ 22,044	$ 27,317